File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

SUPPLEMENT TO THE ENTERPRISE GROUP OF
FUNDS, INC. CLASS Y PROSPECTUS DATED
APRIL 2, 2002.


This information reflects changes to
the Prospectus.

Until further notice, the following
Funds may not lend portfolio securities:
Mid-Cap Growth, Multi-Cap Growth, Small
Company Growth, Small Company Value,
Capital Appreciation, Equity, Equity
Income, Growth, Growth and Income,
International Growth, Global Health Care,
Global Technology, Internet, Managed,
Government Securities, High-Yield Bond,
Tax-Exempt Income and Money Market.


On page 11 of the Prospectus, the following change shall occur: In the section entitled, "Investment Strategies," replace the first sentence with the following:

The Small Company Value Fund normally
invests at least 65% of its net assets
(plus any borrowings for investment
purposes) in small capitalization
stocks.

The name of the Fund Manager of the
Strategic Allocation Fund is Brinson
Advisors, Inc ("Brinson").  Effective
April 8, 2002, Brinson's name will change to UBS Global Asset Management.

The name of the Fund Manager of the
International Growth Fund has changed from Vontobel USA Inc. to Vontobel Asset
Management, Inc.



April 2, 2002